Cover	Sep. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2024
Entity File Number	001-38986
Entity Registrant Name	HIMS & HERS HEALTH, INC.
Entity Central Index Key	0001773751
Entity Tax Identification Number	98-1482650
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2269 Chestnut Street
Entity Address, Address Line Two	#523
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94123
City Area Code	415
Local Phone Number	851-0195
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	HIMS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false